Cover	Jan. 10, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 10, 2022
Entity File Number	0-13507
Entity Registrant Name	SB FINANCIAL GROUP, INC
Entity Central Index Key	0000767405
Entity Tax Identification Number	34-1395608
Entity Incorporation, State or Country Code	OH
Entity Address, Address Line One	401 Clinton Street
Entity Address, City or Town	Defiance
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	43512
City Area Code	419
Local Phone Number	783-8950
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares, No Par Value
Trading Symbol	SBFG
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	Not Applicable